Capital Adequacy Ratios of MHFG, MHCB, MHBK, and MHTB (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Total risk-based capital:
Actual	¥ 2,254,973,000,000
Tier 1 capital:
Required	4.00%
Total risk-based capital:
Required	120.00%
Consolidated | Mizuho Financial Group Inc
Tier 1 capital:
Required	2,007,000,000,000	2,068,000,000,000
Actual	6,398,000,000,000	6,170,000,000,000
Total risk-based capital:
Required	4,013,000,000,000	4,136,000,000,000
Actual	7,773,000,000,000	7,911,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.75%	11.93%
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.49%	15.30%
Consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,117,000,000,000	1,125,000,000,000
Actual	4,431,000,000,000	4,529,000,000,000
Total risk-based capital:
Required	2,235,000,000,000	2,250,000,000,000
Actual	4,974,000,000,000	5,287,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	15.86%	16.10%
Total risk-based capital:
Required	8.00%	8.00%
Actual	17.80%	18.80%
Consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	426,000,000,000	457,000,000,000
Actual	2,428,000,000,000	2,375,000,000,000
Total risk-based capital:
Required	852,000,000,000	915,000,000,000
Actual	3,307,000,000,000	3,411,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	11.39%	10.38%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.52%	14.91%
Consolidated | Mizuho Trust & Banking Company Limited
Tier 1 capital:
Required	95,000,000,000	98,000,000,000
Actual	335,000,000,000	297,000,000,000
Total risk-based capital:
Required	191,000,000,000	196,000,000,000
Actual	436,000,000,000	400,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	14.02%	12.11%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.26%	16.34%
Non-consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,013,000,000,000	1,025,000,000,000
Actual	4,135,000,000,000	4,054,000,000,000
Total risk-based capital:
Required	2,026,000,000,000	2,049,000,000,000
Actual	5,105,000,000,000	5,212,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	16.32%	15.82%
Total risk-based capital:
Required	8.00%	8.00%
Actual	20.15%	20.34%
Non-consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	413,000,000,000	442,000,000,000
Actual	2,380,000,000,000	2,329,000,000,000
Total risk-based capital:
Required	826,000,000,000	884,000,000,000
Actual	3,227,000,000,000	3,318,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	11.51%	10.54%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.62%	15.02%
Non-consolidated | Mizuho Trust & Banking Company Limited
Tier 1 capital:
Required	94,000,000,000	96,000,000,000
Actual	332,000,000,000	296,000,000,000
Total risk-based capital:
Required	188,000,000,000	193,000,000,000
Actual	¥ 433,000,000,000	¥ 399,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	14.13%	12.28%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.42%	16.54%